Financial Instruments and Financial Risk Management - Quantitative Information About The Significant Unobservable Inputs Used In The Fair Value Measurement Of Level 3 (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) $ / dekatherm $ / MWh
Natural Gas | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (73)
Fair Value, Net Asset (Liability), Per Dekatherm	(0.37)
Natural Gas | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(1.27)
Natural Gas | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	2.64
Natural Gas | Option Model
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (1)
Fair Value, Net Asset (Liability), Per Dekatherm	(0.01)
Fair Value, Net Asset (Liability), Percent	73.00%
Natural Gas | Option Model | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	(1.27)
Fair Value, Net Asset (Liability), Percent	13.00%
Natural Gas | Option Model | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Dekatherm	2.58
Fair Value, Net Asset (Liability), Percent	917.00%
Electricity | Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability) | $	$ (19)
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	13.57
Electricity | Discounted Cash Flow | Minimum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	(6.26)
Electricity | Discounted Cash Flow | Maximum
Fair Value Measurement Inputs and Valuation Techniques
Fair Value, Net Asset (Liability), Per Megawatt Hour | $ / MWh	61.88